Hedging Activities - Fair Value of Derivatives and Consolidated Balance Sheet Location (Detail) (Designated as Hedging Instrument [Member], Interest Rate Swap [Member], Accrued Expenses [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 2,346